Borrowing and onlending (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowing and onlending	R$ 25,071	R$ 27,405
Caixa Economica Federal | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	4.50%
Caixa Economica Federal | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	6.00%